Advances of Federal Home Loan Bank (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 26,530	$ 26,719
Federal Home Loan one
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	26,530	0
Federal Home Loan two
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 0	$ 26,719